Restructuring Costs	12 Months Ended
Apr. 30, 2012
Restructuring Costs
5.	Restructuring costs:

The Company is undergoing a comprehensive review of its operations and organizational structure through its transformation project with the view of strengthening and standardizing processes globally and lowering overhead costs. In connection with the transformation project, the Company has incurred consulting fees and severance costs that have been expensed as incurred. At April 30, 2012, the restructuring liability is not significant.